Vessels (Tables)	12 Months Ended
Dec. 31, 2016
Property Plant And Equipment [Abstract]
Schedule Of Property Plant And Equipment [Table Text Block]
	Vessels' Cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2014	$333,078	$(26,984)	$306,094
- Acquisitions and other vessels' costs	113,020	-	113,020
- Vessels' disposals	(17,588)	2,243	(15,345)
- Depreciation	-	(12,613)	(12,613)
- Impairment charges	(6,607)	-	(6,607)
Balance, December 31, 2015	$421,903	$(37,354)	$384,549
- Capitalized costs	194	-	194
- Vessels' disposals	(16,245)	2,728	(13,517)
- Depreciation	-	(12,013)	(12,013)
- Impairment charges	(118,861)	-	(118,861)
Balance, December 31, 2016	$286,991	$(46,639)	$240,352